Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Loans and Financing Receivable	Accounts receivable consists of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Billed accounts receivable	$261	$390
Unbilled accounts receivable	446	—

Total	$707	$390

Summary of Property Plant And Equipment Useful Life
Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets. Useful lives are as follows:

Computer equipment and acquired computer software	3 – 5 years
Machinery, equipment, furniture and fixtures	5 – 7 years
Quantum computing systems	2 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the related asset

Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
Numerator:	2021	2020
Net loss attributable to common stockholders	$(106,186)	$(15,424)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders—basic and diluted	137,609,620	115,045,097
Net loss per share attributable to common stockholders—basic and diluted	$(0.77)	$(0.13)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following is a summary of the weighted average common stock equivalents for the securities outstanding during the respective periods that have been excluded from the computation of diluted net loss per common share, as their effect would be anti-dilutive:

	Year Ended December 31
	2021	2020
Common stock options outstanding	24,206,373	9,033,927
Warrants to purchase common stock	8,301,202	8,301,202
Unvested common stock	1,407,500	553,196
Public and private warrants	2,359,179	—
Unvested founders’ shares	129,452	—

Total	36,403,706	17,888,325